long-term debt - TELUS Corporation senior notes (Details) $ in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2021 CAD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2021 CAD ($) $ / NotesSeries $ / NotesSeries $ / $	Jun. 30, 2020 CAD ($)	Nov. 13, 2031	Jun. 30, 2021 USD ($) $ / NotesSeries $ / NotesSeries $ / $	Dec. 31, 2020 CAD ($)	May 31, 2020 CAD ($) $ / NotesSeries	Dec. 31, 2019 CAD ($) $ / NotesSeries	Mar. 31, 2018	Feb. 28, 2018 CAD ($) $ / NotesSeries	Mar. 31, 2017 CAD ($) $ / NotesSeries	Dec. 31, 2015 $ / NotesSeries	Apr. 30, 2014 CAD ($) $ / NotesSeries	Dec. 31, 2005 CAD ($)
TELUS Corporation notes
Long-term debt		$ 18,518	$ 19,932	$ 18,518			$ 20,288
Long-term debt prepayment premium	$ 10	$ 18		$ 18
TELUS Corporation senior notes
TELUS Corporation notes
Repurchase offer price, expressed as percentage of principal			101.00%
Redemption price percentage			100.00%
2.35% Notes, Series CT
TELUS Corporation notes
Fixed interest rate			2.35%			2.35%
Issued			March 2015
Maturity			March 2022
Issue price per $1000 increment of debt | $ / NotesSeries			997.31			997.31
Effective interest rate			2.39%			2.39%
Principal face amount: Originally issued			$ 1,000
Long-term debt			$ 1,000
Redemption present value spread - Basis points			0.355%			0.355%
Redemption present value spread - Cessation date			Feb. 28, 2022
3.35% Notes, Series CJ
TELUS Corporation notes
Fixed interest rate			3.35%			3.35%
Issued			December 2012
Maturity			March 2023
Issue price per $1000 increment of debt | $ / NotesSeries			998.83			998.83
Effective interest rate			3.36%			3.36%
Principal face amount: Originally issued			$ 500
Long-term debt			$ 500
Redemption present value spread - Basis points			0.40%			0.40%
Redemption present value spread - Cessation date			Dec. 15, 2022
3.35% Notes, Series CK
TELUS Corporation notes
Fixed interest rate			3.35%			3.35%
Issued			April 2013
Maturity			April 2024
Issue price per $1000 increment of debt | $ / NotesSeries			994.35			994.35
Effective interest rate			3.41%			3.41%
Principal face amount: Originally issued			$ 1,100
Long-term debt			$ 1,100
Redemption present value spread - Basis points			0.36%			0.36%
Redemption present value spread - Cessation date			Jan.2, 2024
3.75% Notes, Series CQ
TELUS Corporation notes
Fixed interest rate			3.75%			3.75%
Issued			September 2014
Maturity			January 2025
Issue price per $1000 increment of debt | $ / NotesSeries			997.75			997.75
Effective interest rate			3.78%			3.78%
Principal face amount: Originally issued			$ 800
Long-term debt			$ 800
Redemption present value spread - Basis points			0.385%			0.385%
Redemption present value spread - Cessation date			Oct. 17, 2024
3.75% Notes, Series CV
TELUS Corporation notes
Fixed interest rate			3.75%			3.75%
Issued			December 2015
Maturity			March 2026
Issue price per $1000 increment of debt | $ / NotesSeries			992.14			992.14
Effective interest rate			3.84%			3.84%
Principal face amount: Originally issued			$ 600,000
Long-term debt			$ 600
Redemption present value spread - Basis points			0.535%			0.535%
Redemption present value spread - Cessation date			Dec. 10, 2025
2.75% Notes, Series CZ
TELUS Corporation notes
Fixed interest rate			2.75%			2.75%
Issued			July 2019
Maturity			July 2026
Issue price per $1000 increment of debt | $ / NotesSeries			998.73			998.73
Effective interest rate			2.77%			2.77%
Principal face amount: Originally issued			$ 800
Long-term debt			$ 800
Redemption present value spread - Basis points			0.33%			0.33%
Redemption present value spread - Cessation date			May 8,2026
2.80% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate			2.80%			2.80%
Issued			September 2016
Maturity			February 2027
Issue price per $1000 increment of debt | $ / NotesSeries			991.89			991.89
Effective interest rate			2.89%			2.89%
Principal face amount: Originally issued						$ 600
Long-term debt						$ 600
Redemption present value spread - Basis points			0.20%			0.20%
Redemption present value spread - Cessation date			Nov. 16, 2026
2.80% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate			2.95%			2.95%
Principal face amount: Originally issued			$ 792
Fixed exchange rate | $ / $			1.3205			1.3205
3.70% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate			3.70%			3.70%
Issued			March 2017
Maturity			September 2027
Issue price per $1000 increment of debt | $ / NotesSeries			998.95			998.95
Effective interest rate			3.71%			3.71%
Principal face amount: Originally issued						$ 500
Long-term debt						$ 500
Redemption present value spread - Basis points			0.20%			0.20%
Redemption present value spread - Cessation date			June 15, 2027
3.70% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate			3.41%			3.41%
Principal face amount: Originally issued			$ 667
Fixed exchange rate | $ / $			1.3348			1.3348
2.35% Notes, Series CAC
TELUS Corporation notes
Fixed interest rate			2.35%			2.35%
Issued			May 2020
Maturity			January 2028
Issue price per $1000 increment of debt | $ / NotesSeries			997.25			997.25
Effective interest rate			2.39%			2.39%
Principal face amount: Originally issued			$ 600
Long-term debt			$ 600
Redemption present value spread - Basis points			0.48%			0.48%
Redemption present value spread - Cessation date			Nov. 27, 2027
3.625% Notes, Series CX
TELUS Corporation notes
Fixed interest rate			3.625%			3.625%
Issued			March 2018
Maturity			March 2028
Issue price per $1000 increment of debt | $ / NotesSeries			989.49			989.49
Effective interest rate			3.75%			3.75%
Principal face amount: Originally issued			$ 600
Long-term debt			$ 600
Redemption present value spread - Basis points			0.37%			0.37%
Redemption present value spread - Cessation date			Dec. 1, 2027
3.30% Notes, Series CY
TELUS Corporation notes
Fixed interest rate			3.30%			3.30%
Issued			April 2019
Maturity			May 2029
Issue price per $1000 increment of debt | $ / NotesSeries			991.75			991.75
Effective interest rate			3.40%			3.40%
Principal face amount: Originally issued			$ 1,000
Long-term debt			$ 1,000
Redemption present value spread - Basis points			0.435%			0.435%
Redemption present value spread - Cessation date			Feb. 2, 2029
3.15% Notes, Series CAA
TELUS Corporation notes
Fixed interest rate			3.15%			3.15%
Issued			December 2019
Maturity			February 2030
Issue price per $1000 increment of debt | $ / NotesSeries			996.49			996.49
Effective interest rate			3.19%			3.19%
Principal face amount: Originally issued						$ 600
Long-term debt						$ 600
Redemption present value spread - Basis points			0.395%			0.395%
Redemption present value spread - Cessation date			Nov. 19, 2029
2.05% Notes, Series CAD
TELUS Corporation notes
Fixed interest rate			2.05%			2.05%
Issued			October 2020
Maturity			October 2030
Issue price per $1000 increment of debt | $ / NotesSeries			997.93			997.93
Effective interest rate			2.07%			2.07%
Principal face amount: Originally issued			$ 500
Long-term debt			$ 500
Redemption present value spread - Basis points			0.38%			0.38%
Redemption present value spread - Cessation date			July 7, 2030
2.85% Sustainability-Linked Notes, Series CAF
TELUS Corporation notes
Fixed interest rate			2.85%			2.85%
Issued			June 2021
Maturity			November 2031
Issue price per $1000 increment of debt | $ / NotesSeries			997.52			997.52
Effective interest rate			2.88%			2.88%
Principal face amount: Originally issued			$ 750
Long-term debt			$ 750
Redemption present value spread - Basis points			0.34%			0.34%
Redemption present value spread - Cessation date			Aug. 13, 2031
4.40% Notes, Series CL
TELUS Corporation notes
Fixed interest rate			4.40%			4.40%
Issued			April 2013
Maturity			April 2043
Issue price per $1000 increment of debt | $ / NotesSeries			997.68			997.68
Effective interest rate			4.41%			4.41%
Principal face amount: Originally issued						$ 600
Long-term debt						$ 600
Redemption present value spread - Basis points			0.47%			0.47%
Redemption present value spread - Cessation date			Oct. 1, 2042
5.15% Notes, Series CN
TELUS Corporation notes
Fixed interest rate			5.15%			5.15%
Issued			November 2013
Maturity			November 2043
Issue price per $1000 increment of debt | $ / NotesSeries			995.00			995.00
Effective interest rate			5.18%			5.18%
Principal face amount: Originally issued			$ 400
Long-term debt			$ 400
Redemption present value spread - Basis points			0.50%			0.50%
Redemption present value spread - Cessation date			May 26, 2043
4.85% Notes, Series CP
TELUS Corporation notes
Fixed interest rate			4.85%			4.85%								4.85%
Issued			Multiple
Maturity			April 2044
Issue price per $1000 increment of debt | $ / NotesSeries			987.91			987.91							974.38	998.74
Effective interest rate			4.93%			4.93%							5.02%	4.86%
Principal face amount: Originally issued			$ 500											$ 500	$ 400
Long-term debt			$ 900
Redemption present value spread - Basis points			0.46%			0.46%
Redemption present value spread - Cessation date			Oct. 5, 2043
4.75% Notes, Series CR
TELUS Corporation notes
Fixed interest rate			4.75%			4.75%
Issued			September 2014
Maturity			January 2045
Issue price per $1000 increment of debt | $ / NotesSeries			992.91			992.91
Effective interest rate			4.80%			4.80%
Principal face amount: Originally issued			$ 400
Long-term debt			$ 400
Redemption present value spread - Basis points			0.515%			0.515%
Redemption present value spread - Cessation date			July 17, 2044
4.40% Notes, Series CU
TELUS Corporation notes
Fixed interest rate			4.40%			4.40%
Issued			March 2015
Maturity			January 2046
Issue price per $1000 increment of debt | $ / NotesSeries			999.72			999.72
Effective interest rate			4.40%			4.40%
Principal face amount: Originally issued			$ 500
Long-term debt			$ 500
Redemption present value spread - Basis points			0.605%			0.605%
Redemption present value spread - Cessation date			July 29,2045
4.70% Notes, Series CW
TELUS Corporation notes
Fixed interest rate			4.70%			4.70%						4.70%
Issued			Multiple
Maturity			March 2048
Issue price per $1000 increment of debt | $ / NotesSeries			998.06			998.06					1,014.11	990.65
Effective interest rate			4.71%			4.71%				4.61%		4.76%
Principal face amount: Originally issued			$ 325								$ 150	$ 325
Long-term debt			$ 475
Redemption present value spread - Basis points			0.585%			0.585%
Redemption present value spread - Cessation date			Sept. 6, 2047
4.60% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate			4.60%			4.60%
Issued			June 2018
Maturity			November 2048
Issue price per $1000 increment of debt | $ / NotesSeries			987.60			987.60
Effective interest rate			4.68%			4.68%
Principal face amount: Originally issued						$ 750
Long-term debt						$ 750
Redemption present value spread - Basis points			0.25%			0.25%
Redemption present value spread - Cessation date			May 16, 2048
4.60% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate			4.41%			4.41%
Principal face amount: Originally issued			$ 974
Fixed exchange rate | $ / $			1.2985			1.2985
4.30% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate			4.30%			4.30%
Issued			May 2019
Maturity			June 2049
Issue price per $1000 increment of debt | $ / NotesSeries			990.48			990.48
Effective interest rate			4.36%			4.36%
Principal face amount: Originally issued						$ 500
Long-term debt						$ 500
Redemption present value spread - Basis points			0.25%			0.25%
Redemption present value spread - Cessation date			Dec. 15, 2048
4.30% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate			4.27%			4.27%
Principal face amount: Originally issued			$ 672
Fixed exchange rate | $ / $			1.3435			1.3435
3.95% Notes, Series CAB
TELUS Corporation notes
Fixed interest rate			3.95%			3.95%			3.95%
Issued			Multiple
Maturity			February 2050
Issue price per $1000 increment of debt | $ / NotesSeries			997.54			997.54		1,003.53	991.54
Effective interest rate			3.97%			3.97%		3.93%	4.00%
Principal face amount: Originally issued			$ 400					$ 400	$ 400
Long-term debt			$ 800
Redemption present value spread - Basis points			0.575%			0.575%
Redemption present value spread - Cessation date			Aug. 16, 2049
4.10% Notes, Series CAE
TELUS Corporation notes
Fixed interest rate			4.10%			4.10%
Issued			April 2021
Maturity			April 2051
Issue price per $1000 increment of debt | $ / NotesSeries			994.70			994.70
Effective interest rate			4.13%			4.13%
Principal face amount: Originally issued			$ 500
Long-term debt			$ 500
Redemption present value spread - Basis points			0.53%			0.53%
Redemption present value spread - Cessation date			Oct. 5, 2050
Forecast | TELUS Corporation senior notes
TELUS Corporation notes
Effective interest rate					3.85%
Prior to maturity date | Foreign exchange derivative
TELUS Corporation notes
Redemption price percentage			100.00%
Prior to maturity date | TELUS Corporation senior notes | Minimum
TELUS Corporation notes
Redemption period			30 days
Prior to maturity date | TELUS Corporation senior notes | Maximum
TELUS Corporation notes
Redemption period			60 days
On or after the redemption cessation date | TELUS Corporation senior notes | Minimum
TELUS Corporation notes
Redemption period			30 days
On or after the redemption cessation date | TELUS Corporation senior notes | Maximum
TELUS Corporation notes
Redemption period			60 days